Share Capital - Summary of Share Capital (Detail) - shares		12 Months Ended
	Jan. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
5.5% Preference shares [member]
Share capital issued
Opening number of shares		0	50,000
Closing number of shares			0	50,000
BHP Group Limited [member]
Share capital issued
Opening number of shares		5,062,323,190	2,945,851,394	2,945,851,394
Issue of shares		3,497,366	4,400,000
Corporate structure unification	2,112,071,796	0	2,112,071,796
Purchase of shares by ESOP Trusts		(6,442,571)	(8,704,669)	(7,587,353)
Employee share awards exercised following vesting		6,081,843	8,522,684	6,948,683
Movement in treasury shares under Employee Share Plans		360,728	181,985	638,670
Closing number of shares		5,065,820,556	5,062,323,190	2,945,851,394
BHP Group Limited [member] | Shares held by the public [member]
Share capital issued
Opening number of shares		5,061,272,144	2,944,982,333
Closing number of shares		5,064,408,782	5,061,272,144	2,944,982,333
BHP Group Limited [member] | Treasury shares [member]
Share capital issued
Opening number of shares		1,051,046	869,061
Closing number of shares		1,411,774	1,051,046	869,061
BHP Group Limited [member] | Special Voting share of no par value [member]
Share capital issued
Opening number of shares			1
Closing number of shares				1
BHP Group Limited [member] | DLC Dividend share [member]
Share capital issued
Opening number of shares			1
Closing number of shares				1
BHP Group Plc [member]
Share capital issued
Opening number of shares			2,112,071,796	2,112,071,796
Corporate structure unification			(2,112,071,796)
Purchase of shares by ESOP Trusts			(63,567)	(185,054)
Employee share awards exercised following vesting			77,748	173,644
Movement in treasury shares under Employee Share Plans			(14,181)	11,410
Closing number of shares				2,112,071,796
BHP Group Plc [member] | Shares held by the public [member]
Share capital issued
Opening number of shares			2,112,057,615
Closing number of shares				2,112,057,615
BHP Group Plc [member] | Treasury shares [member]
Share capital issued
Opening number of shares			14,181
Closing number of shares				14,181
BHP Group Plc [member] | 5.5% Preference shares [member]
Share capital issued
Opening number of shares			50,000
Closing number of shares				50,000
BHP Group Plc [member] | Special Voting share of US$0.50 par value [member]
Share capital issued
Opening number of shares			1
Closing number of shares				1